Risk Management (Details 6) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
FVOCI - debts securities	$ 208,525,361	$ 162,161,914
Financial Assets at amortized cost	2,968,273	3,456,837
Insurance receivables	112,974,844	108,247,631
Reinsurance share of outstanding claims	176,212,424	187,565,382
Defferred excess of loss premiums	15,172,707	12,448,671
Cash, bank balances and term deposits	312,213,087	260,059,595
Total	828,066,696	733,940,030
Investment grade [Member]
Statement Line Items [Line Items]
FVOCI - debts securities	206,996,681	158,945,525
Financial Assets at amortized cost
Insurance receivables
Reinsurance share of outstanding claims	175,446,814	186,061,539
Defferred excess of loss premiums
Cash, bank balances and term deposits	248,057,682	184,747,414
Total	630,501,177	529,754,478
Non-investment grade (satisfactory) [Member]
Statement Line Items [Line Items]
FVOCI - debts securities	1,528,680	3,216,389
Financial Assets at amortized cost	1,982,377	2,469,549
Insurance receivables	65,835,667	60,880,815
Reinsurance share of outstanding claims	765,610	1,503,843
Defferred excess of loss premiums	15,172,707	12,448,671
Cash, bank balances and term deposits	64,155,405	75,312,181
Total	149,440,446	155,831,448
In course of collection [Member]
Statement Line Items [Line Items]
FVOCI - debts securities
Financial Assets at amortized cost	985,896	987,288
Insurance receivables	47,139,177	47,366,816
Reinsurance share of outstanding claims
Defferred excess of loss premiums
Cash, bank balances and term deposits
Total	$ 48,125,073	$ 48,354,104